Investment Strategy - REYNOLDS BLUE CHIP GROWTH FUND	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund under normal market conditions invests at least 80% of its net assets in the common stocks of “growth” companies that, in the view of the Fund’s investment adviser, are well-established in their industries and have a minimum market capitalization of at least $1 billion at the time of initial purchase (these companies are commonly referred to as “blue chip” companies). The Fund invests in securities of both domestic and foreign “blue chip” growth companies, in any industry, with the Fund’s investments in foreign companies generally being effected through American Depositary Receipts or “ADRs,” which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Although the Fund does not concentrate its investments in any industry, it may focus its investments from time to time on one or more economic sectors, including the information technology sector and the consumer discretionary sector.
The Fund’s investment adviser bases investment decisions on company-specific factors (bottom-up investment approach) and general economic conditions (top-down investment approach). When purchasing “blue chip” growth companies for the Fund, the Fund’s investment adviser looks for companies that have some or all of the following attributes:
•a presence in expanding industries
•a superior and pragmatic growth strategy
•proprietary products, processes or services
•a potential for above-average unit and earnings growth
In pursuing its investment objective, the Fund has the discretion to purchase some securities that do not meet its normal investment criteria. In particular, the Fund may invest in companies that are not now “blue chip” companies, but which the Fund’s investment adviser believes have the potential to become “blue chip” companies. These include:
•leading companies in smaller industries
•lesser known companies moving from a lower to a higher market share position within their industry group
The Fund’s investment adviser will generally sell a portfolio security when the investment adviser believes:
•the security has achieved its value potential
•changing fundamentals signal a deteriorating value potential
•other securities have a better performance potential
While this sell discipline may result in higher annual portfolio turnover rates for the Fund, it also causes the Fund to keep seeking better alternatives.

Strategy Portfolio Concentration [Text]	The Fund under normal market conditions invests at least 80% of its net assets in the common stocks of “growth” companies that, in the view of the Fund’s investment adviser, are well-established in their industries and have a minimum market capitalization of at least $1 billion at the time of initial purchase (these companies are commonly referred to as “blue chip” companies).